16. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		R$ 6,058,101	R$ 2,818,057		R$ 3,195,766
Adoption IFRS 16	[1]		2,934,256
Additions			498,640		635,157
Disposals	[2]		(180,741)		(1,008,837)
Transfers	[3]		(12,111)		(4,029)
Property plant and equipment in use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		R$ 130,880	105,070		117,374
Adoption IFRS 16	[1]		41,420
Additions			(15,129)		(12,090)
Disposals	[2]		(481)		(214)
Spare Parts and Engines [[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		7.15%
Aircraft - ROU with Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		5.76%
Aircraft - ROU with no Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		24.90%
Spare Parts And Engines - ROU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		33.29%
Aircraft and engine overhauling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		40.19%
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Flight equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		R$ 5,812,785	2,636,478		3,085,748
Adoption IFRS 16	[1]		2,892,836
Additions			434,426		392,591
Disposals	[2]		(138,844)		(841,861)
Transfers			(12,111)	[3]	0
Advances For Acquisition Of Property, Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		156,155	125,348		18,720
Additions			79,343		277,419
Disposals	[2]		R$ (48,536)		(166,762)
Transfers	[3]				(4,029)
Total Property Plant And Equipment In Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate			269270900.00%
Property, plant and equipment		5,901,946			3,177,046
Impairment Losses			R$ 2,934,256
Adoption IFRS 16			419,297
Additions			(132,205)		357,738
Disposals	[2]				(842,075)
Transfers	[3]		(12,111)
Impairment Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(41,719)	(48,839)	[4]	(26,076)	[4]
Additions	[4]				(22,763)
Disposals	[2],[4]		7,120
Cost [Member] | Property plant and equipment in use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		397,954	329,171		314,723
Adoption IFRS 16	[1]		41,420
Additions			31,130		18,523
Disposals	[2]		(3,767)		(4,075)
Cost [Member] | Spare Parts and Engines [[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,764,295	1,583,865
Additions			191,219
Disposals	[2]		(8,579)
Transfers	[3]		(2,210)
Cost [Member] | Aircraft - ROU with Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		660,256	673,675	[5]	2,000,866
Disposals	[2]		(13,419)		(1,327,191)
Cost [Member] | Aircraft - ROU with no Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3,561,980
Adoption IFRS 16	[1]		2,821,509
Additions			914,532
Disposals	[2]		(161,811)
Transfers	[3]		(12,250)
Cost [Member] | Spare Parts And Engines - ROU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		109,977
Adoption IFRS 16	[1]		71,327
Additions			39,569
Disposals	[2]		(919)
Cost [Member] | Aircraft and engine overhauling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3,084,023	2,443,747		1,807,133
Additions			887,177		759,483
Disposals	[2]		(246,901)		(122,869)
Cost [Member] | Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		53,454	44,121		36,199
Additions			7,599		8,078
Disposals	[2]		(553)		(156)
Transfers	[3]		2,287
Cost [Member] | Flight equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		9,233,985	4,745,408		5,189,359
Adoption IFRS 16	[1]		2,892,836
Additions			2,040,096		1,010,216
Disposals	[2]		(432,182)		(1,454,167)
Transfers	[3]		(12,173)
Cost [Member] | Spare Parts and Engines [[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					1,345,161
Additions					242,655
Disposals	[2]				(3,951)
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		11,681	11,513		10,548
Additions			1,428		1,177
Disposals	[2]		(1,260)		(212)
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		63,091	59,404		57,834
Additions			4,073		1,958
Disposals	[2]		(386)		(388)
Cost [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		32,983	30,698		28,148
Additions			2,601		2,963
Disposals	[2]		(316)		(413)
Cost [Member] | Computers and peripherals - Own [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		45,732	40,813		39,458
Additions			6,510		4,406
Disposals	[2]		(1,591)		(3,051)
Cost [Member] | Computers And Peripherals - ROU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		21,992
Adoption IFRS 16	[1]		20,619
Additions			1,373
Cost [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,548	2,692		2,617
Additions			70		86
Disposals	[2]		(214)		(11)
Cost [Member] | Safety equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		856	856		843
Additions					13
Cost [Member] | Improvement On Third Party Property - CMA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		107,637	107,637
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		71,174	60,115		34,645
Additions			973		654
Transfers	[3]		10,086		24,816
Cost [Member] | Third-party real Estate - ROU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		22,354			33,503
Adoption IFRS 16	[1]		20,801
Additions			1,553		6,830
Transfers	[3]				(24,890)
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		17,906	15,443
Additions			12,549
Transfers	[3]		(10,086)
Cost [Member] | Leasehold Improvements - CMA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[6]				107,127
Additions	[6]				436
Transfers	[3]				74
Depreciation [Member] | Property plant and equipment in use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(267,074)	(224,101)		(197,348)
Additions			(46,259)		(30,614)
Disposals	[2]		3,286		R$ 3,861
Depreciation [Member] | Aircraft - ROU with Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate					5.76%
Property, plant and equipment		(226,433)	(222,240)		R$ (649,430)
Additions			(17,612)		(44,578)
Disposals	[2]		13,419		R$ 471,768
Depreciation [Member] | Aircraft - ROU with no Purchase Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(719,377)
Additions			(760,482)
Disposals	[2]		41,105
Depreciation [Member] | Spare Parts And Engines - ROU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(26,745)
Additions			(26,745)
Depreciation [Member] | Aircraft and engine overhauling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate					30.47%
Property, plant and equipment		(1,717,552)	(1,275,298)		R$ (941,372)
Additions			(677,092)		(441,771)
Disposals	[2]		234,838		R$ 107,845
Depreciation [Member] | Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate					10.00%
Property, plant and equipment		(24,712)	(21,153)		R$ (18,125)
Additions			(3,566)		(3,107)
Disposals	[2]		338		83
Transfers	[3]		(331)		(4)
Depreciation [Member] | Flight equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(3,421,200)	(2,108,930)		(2,103,611)
Additions			(1,605,670)		(617,625)
Disposals	[2]		293,338		612,306
Transfers	[3]		62		R$ 0
Depreciation [Member] | Spare Parts and Engines [[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate					6.91%
Property, plant and equipment		R$ (706,381)	(590,239)		R$ (494,684)
Additions			(120,173)		(128,169)
Disposals	[2]		3,638		32,610
Transfers	[3]		R$ 393		4
Depreciation [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		20.00%	20.00%
Property, plant and equipment		R$ (9,291)	R$ (9,609)		(9,100)
Additions			(649)		(612)
Disposals	[2]		R$ 967		103
Depreciation [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%	10.00%
Property, plant and equipment		R$ (45,437)	R$ (41,619)		(37,792)
Additions			(4,131)		(4,189)
Disposals	[2]		R$ 313		362
Depreciation [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%	10.00%
Property, plant and equipment		R$ (19,908)	R$ (18,188)		(16,639)
Additions			(2,016)		(1,918)
Disposals	[2]		R$ 296		369
Depreciation [Member] | Computers and peripherals - Own [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		20.00%	20.00%
Property, plant and equipment		R$ (33,190)	R$ (31,314)		(30,464)
Additions			(3,424)		(3,870)
Disposals	[2]		1,548		3,020
Depreciation [Member] | Computers And Peripherals - ROU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		36.59%
Property, plant and equipment		R$ (7,682)
Additions			R$ (7,682)
Depreciation [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%	10.00%
Property, plant and equipment		R$ (2,081)	R$ (2,089)		(1,915)
Additions			(154)		(181)
Disposals	[2]		R$ 162		7
Depreciation [Member] | Safety equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%	10.00%
Property, plant and equipment		R$ (615)	R$ (533)		(437)
Additions			R$ (82)		(96)
Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		22.09%	19.06%
Property, plant and equipment		R$ (39,039)	R$ (29,354)		(20,792)
Additions			(9,685)		(8,562)
Depreciation [Member] | Third-party real Estate - ROU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		32.18%
Property, plant and equipment		R$ (7,156)
Additions			R$ (7,156)
Depreciation [Member] | Leasehold Improvements - CMA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.43%	10.43%
Property, plant and equipment	[6]	R$ (102,675)	R$ (91,395)		(80,209)
Additions	[6]		R$ (11,280)		R$ (11,186)

[1]	Effect related to IFRS 16 adoption, as disclosed in Note 4.26.1.
[2]	The amounts are composed of sales and write-offs.
[3]	Transfer from other GAC credits.
[4]	Refers to provisions for impairment losses for rotable items, classified under ''Spare Parts and Engines'', recorded by the Company in order to present its assets according to the actual capacity for the generation of economic benefits.
[5]	ROU - Right of Use.
[6]	CMA - Maintenance Center - Confins/MG